ACQUISITION OF ENVIRO THERAPEUTICS, INC (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF ENVIRO'S ASSET AND LIABILITIES
Cash	$6
Intangible assets	800
Accounts payable	(51)
Advances from related parties	(129)
$627